PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated U.S. Government Bond Fund. The report covers the six-month period ended February 28, 1998, and includes an investment review by the portfolio manager, a complete list of holdings, and the financial statements.

At the end of the reporting period, U.S. Treasury notes and bonds comprised 95.3% of the fund's portfolio. The remaining holdings consisted of Federal Home Loan Bank securities and a repurchase agreement backed by U.S. Treasury obligations.

Over the six-month reporting period, the fund achieved a strong total return of 8.26%* through dividends totaling $0.24 per share, capital gains totaling $0.31 per share, and a net asset value increase of $0.24. On February 28, 1998, total net assets reached $95.2 million.

Thank you for your participation in this quality approach to pursuing investment income. We welcome your questions and comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
April 15, 1998

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                              INVESTMENT REVIEW

Federated U.S. Government Bond Fund represents a fully-invested participation in U.S. Treasury and government agency obligations which have an average duration of six to ten years. Since the fund's August 31, 1997, fiscal year end, the fund has been primarily invested in U.S. Treasury securities.

During the fund's semi-annual reporting period ended February 28, 1998, fixed income performance reflected above trend economic growth combined with subdued inflation. U.S. Treasury yields declined as consumer prices increased at only a 1.4% annual rate through February 1998, and the Asian financial crisis eliminated the possibility of a tightening of Federal Reserve Board (the "Fed") monetary policy. The 30-year Treasury bond yield declined from 6.61% at the end of August 1997 to 5.69% in mid-January 1998 before ending February 1998 at 5.92%. While the 2- to 30-year coupon curve flattened from 66 to 39 basis points with the Fed on hold, the 10- to 30-year portion of the yield curve actually steepened from 27 to 30 basis points. Due to the counteracting forces of the underlying strength in the U.S. economy and the potential deflationary impact of the Asian crisis, the fund's average maturity/duration has been managed within its neutral range, and ended the reporting period at 13.4/7.9 years. Portfolio structure has been more barbelled when the 10-year Treasury yield has traded below the federal funds target rate and more laddered when trading above the federal funds target rate. Although the impact of the Asian crisis is currently difficult to estimate, the Treasury market should continue to benefit from positive factors such as attractive real yield levels, declining supply, and yield spreads over foreign bonds.

The fund's total return for the six-month reporting period ended February 28, 1998 was 8.26%* compared to 7.74% for the Merrill Lynch 10-Year Treasury Index and 12.31% for the Merrill Lynch 30-Year Treasury Index.**

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The Merrill Lynch 10-Year Treasury Index is an unmanaged index tracking 10-year U.S. government securities. The Merrill Lynch 30-Year Treasury Index is an unmanaged index tracking 30-year U.S. government securities. These indices are produced by Merrill Lynch, Pierce, Fenner, & Smith, Inc. Investments cannot be made in these indices.

                          PORTFOLIO OF INVESTMENTS

                    FEDERATED U.S. GOVERNMENT BOND FUND

                        FEBRUARY 28, 1998 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                                                             VALUE

 U.S. GOVERNMENT OBLIGATIONS--98.7%
 FEDERAL HOME LOAN BANK --3.4%
 $         1,000,000 6.160%, 10/17/2002                                               $   1,015,940
           2,000,000 7.590%, 3/10/2005                                                    2,193,960
                         TOTAL                                                            3,209,900
 U.S. TREASURY NOTES AND BONDS--95.3%
           4,500,000 5.625%, 12/31/2002                                                   4,503,870
           3,000,000 11.125%, 8/15/2003                                                   3,763,470
           4,500,000 7.250%, 5/15/2004                                                    4,879,305
           1,750,000 12.375%, 5/15/2004                                                   2,358,055
           4,800,000 7.250%, 8/15/2004                                                    5,216,928
           1,000,000 7.875%, 11/15/2004                                                   1,122,740
           4,700,000 12.000%, 5/15/2005                                                   6,433,595
           1,500,000 6.500%, 8/15/2005                                                    1,574,820
             750,000 10.750%, 8/15/2005                                                     977,910
           1,600,000 6.875%, 5/15/2006                                                    1,721,648
           3,400,000 7.000%, 7/15/2006                                                    3,689,442
           4,950,000 6.500%, 10/15/2006                                                   5,214,182
           9,950,000 6.625%, 5/15/2007                                                   10,604,112
           2,000,000 13.250%, 5/15/2014                                                   3,198,580
           5,000,000 7.250%, 5/15/2016                                                    5,710,750
           5,000,000 8.125%, 8/15/2019                                                    6,276,100
           7,000,000 8.750%, 8/15/2020                                                    9,361,450
           6,000,000 8.000%, 11/15/2021                                                   7,502,820
           1,500,000 6.750%, 8/15/2026                                                    1,656,705
           2,500,000 6.375%, 8/15/2027                                                    2,649,125
           2,300,000 6.125%, 11/15/2027                                                   2,365,389
                         TOTAL                                                           90,780,996
                         TOTAL U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST            $ 93,990,896
                         $88,188,255)

FEDERATED U.S. GOVERNMENT BOND FUND

     PRINCIPAL
       AMOUNT                                                                             VALUE

 (A)REPURCHASE AGREEMENT--0.0%
 $            40,000 BT Securities Corp., 5.640%, dated 2/27/1998, due 3/2/1998 (AT   $      40,000
                     AMORTIZED COST)
                        TOTAL INVESTMENTS (IDENTIFIED COST                             $ 94,030,896
                        $88,228,255)(B)

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $88,228,255. The net unrealized appreciation of investments on a federal tax basis amounts to $5,802,641 which is comprised of $5,910,596 appreciation and $107,955 depreciation at February 28, 1998.

Note: The categories of investments are shown as a percentage of net assets ($95,258,485) at February 28, 1998.

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                    FEDERATED U.S. GOVERNMENT BOND FUND

                       FEBRUARY 28, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                    $ 94,030,896
 $88,228,255)
 Income receivable                                                                        1,136,919
 Receivable for shares sold                                                                 513,556
   Total assets                                                                          95,681,371
 LIABILITIES:
 Payable for investments purchased                                          $  40,000
 Income distribution payable                                                  375,181
 Accrued expenses                                                               7,705
   Total liabilities                                                                        422,886
 NET ASSETS for 9,039,121 shares outstanding                                           $ 95,258,485
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $ 89,296,384
 Net unrealized appreciation of investments                                               5,802,641
 Accumulated net realized gain on investments                                               159,460
   Total net assets                                                                    $ 95,258,485
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 $95,258,485 / 9,039,121 shares outstanding                                                  $10.54

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                    FEDERATED U.S. GOVERNMENT BOND FUND

               SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 2,401,025
 EXPENSES:
 Investment advisory fee                                                   $   227,791
 Administrative personnel and services fee                                      61,987
 Custodian fees                                                                  3,123
 Transfer and dividend disbursing agent fees and expenses                       19,991
 Directors'/Trustees' fees                                                       6,150
 Auditing fees                                                                   7,690
 Legal fees                                                                      2,534
 Portfolio accounting fees                                                      24,353
 Shareholder services fee                                                       94,913
 Share registration costs                                                       10,943
 Printing and postage                                                            6,063
 Insurance premiums                                                              2,620
 Miscellaneous                                                                   4,519
   Total expenses                                                              472,677
 Waivers--
   Waiver of investment advisory fee                          $ (71,472)
   Waiver of shareholder services fee                           (75,930)
    Total waivers                                                             (147,402)
     Net expenses                                                                           325,275
       Net investment income                                                              2,075,750
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                           344,263
 Net change in unrealized appreciation (depreciation) of                                  3,282,902
 investments
   Net realized and unrealized gain on investments                                        3,627,165
     Change in net assets resulting from operations                                     $ 5,702,915

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                     FEDERATED U.S. GOVERNMENT BOND FUND

                                                                    SIX MONTHS
                                                                       ENDED
                                                                    (UNAUDITED)      YEAR ENDED
                                                                    FEBRUARY 28,     AUGUST 31,
                                                                        1998             1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                              $   2,075,750   $     4,466,704
 Net realized gain on investments ($344,263 and $2,322,664,               344,263         2,346,459
 respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation/depreciation                     3,282,902         1,724,197
   Change in net assets resulting from operations                       5,702,915         8,537,360
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                             (2,075,750)       (4,466,704)
 Distributions from net realized gains                                (2,169,265)         (893,676)
   Change in net assets resulting from distributions to               (4,245,015)       (5,360,380)
   shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                          47,225,815        80,772,073
 Net asset value of shares issued to shareholders in payment of         1,980,819         2,286,293
 distributions declared
 Cost of shares redeemed                                              (24,047,195)    (102,400,293)
   Change in net assets resulting from share transactions              25,159,439      (19,341,927)
     Change in net assets                                              26,617,339      (16,164,947)
 NET ASSETS:
 Beginning of period                                                   68,641,146        84,806,093
 End of period                                                      $  95,258,485   $    68,641,146

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              SIX MONTHS
                                                 ENDED
                                              (UNAUDITED)
                                              FEBRUARY 28,              YEAR ENDED AUGUST 31,
                                                 1998      1997      1996       1995       1994      1993
NET ASSET VALUE, BEGINNING OF PERIOD             $10.30    $ 9.94    $10.45     $ 9.72     $11.04    $10.03
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                             0.24      0.60      0.60       0.60       0.54      0.58
 Net realized and unrealized gain (loss)
  on investments                                   0.55      0.48     (0.43)      0.73      (1.09)     1.01
 Total from investment operations                  0.79      1.08      0.17       1.33      (0.55)     1.59
LESS DISTRIBUTIONS
 Distributions from net investment income         (0.24)    (0.60)    (0.60)     (0.60)     (0.54)    (0.58)
 Distributions from net realized gain
  on investments                                  (0.31)    (0.12)    (0.08)       --       (0.23)       --
 Total distributions                              (0.55)    (0.72)    (0.68)     (0.60)     (0.77)    (0.58)
NET ASSET VALUE, END OF PERIOD                   $10.54    $10.30    $ 9.94     $10.45     $ 9.72    $11.04
TOTAL RETURN(A)                                    8.26%    11.13%     1.37%     14.34%     (5.23%)   16.44%
RATIOS TO AVERAGE NET ASSETS
 Expenses                                          0.86%*    0.85%     0.85%      0.85%      0.83%     0.81%
 Net investment income                             5.47%*    5.85%     5.71%      6.10%      5.25%     5.58%
Expense waiver/reimbursement(b)                    0.39%*    0.36%     0.31%      0.22%      0.17%     0.62%
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)        $95,258   $68,641   $84,806   $124,696   $138,016   $82,737
 Portfolio turnover                                  20%       90%       53%        37%        22%       53%

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                    FEDERATED U.S. GOVERNMENT BOND FUND

                        FEBRUARY 28, 1998 (UNAUDITED)

ORGANIZATION

Federated U.S. Government Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Fund is to pursue total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, listed corporate bonds, (other fixed-income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                           SIX MONTHS
                                                                              ENDED       YEAR ENDED
                                                                           FEBRUARY 28,    AUGUST 31,
                                                                              1998            1997
 Shares sold                                                                 4,456,731       7,825,538
 Shares issued to shareholders in payment of distributions declared            187,818         222,638
 Shares redeemed                                                            (2,271,185)     (9,913,133)
   Net change resulting from share transactions                              2,373,364      (1,864,957)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1998, were as follows:

 PURCHASES             $39,176,258
 SALES                 $15,312,043

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                               Glen R. Johnson

                                  President

                           J. Christopher Donahue

                          Executive Vice President

                             Edward C. Gonzales

                          Executive Vice President

                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher

                               Vice President

                              Karen M. Brownlee

                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

                                    NOTES

                                    NOTES

[Graphic]
Federated Investors

Federated U.S. Government Bond Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS FEBRUARY 28, 1998

[Graphic]
Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com


Cusip 314284100
8040402 (4/98)
[Graphic]